Bank borrowings (Details Narrative) - ZHEJIANG TIANLAN [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Bank Loan Borrowed by the Company
Interest paid	¥ 50,000	¥ 54,000	¥ 32,000
Interest fixed rates	2.40%	3.85%
Bank Loan Borrowed by Subsidiaries Company
Interest paid	¥ 149,000	¥ 184,000	¥ 221,000
Interest fixed rates	2.85%	4.85%